17. Borrowings and financing (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Borrowings And Financing Details 1Abstract
Borrowings and financing, beginning	R$ 4,560	R$ 5,869
Additions - working capital	9,139	7,789
Additions - finance lease	0	41
Accrued interest	619	748
Accrued swap	(126)	114
Mark-to-market	12	12
Monetary and exchange rate changes	184	22
Borrowing cost	13	9
Interest paid	(758)	(1,131)
Payments	(7,980)	(8,336)
Swap paid	(9)	(318)
Liabilities related to assets held for sale	(216)	(259)
Borrowings and financing, ending	R$ 5,438	R$ 4,560